Government Bonds and Other Assets - Summary of Roll forward of the Mexican Bonds (Detail) - Mexican Bonds - Mexican Government - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Balance as of the beginning of the year	$ 64,132,418	$ 110,179,517
Government Bonds collected	(20,936,777)	(31,470,648)
Accrued interests	3,808,304	5,791,844
Interests received from bonds	(4,328,054)	(6,760,491)
Impact of the valuation of bonds in UDIs	0	205,403
Amortized cost	366,598	589,743
Reversal of impairment (impairment) of bonds	2,153	2,555
Balance at the end of the period	$ 43,044,642	$ 78,537,923